Income Taxes (Reconciliation of Income Tax Expense) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income tax expense reconciliation
Canadian statutory federal tax rate	15.00%	15.00%	15.00%
Income tax expense at the Canadian statutory federal tax rate	$ 682	$ 814	$ 852
Income tax expense resulting from:
Provincial and foreign taxes	416	551	535
Income tax adjustments due to rate enactments and tax law changes	(141)	(112)	0
Gain on disposals	(1)	(6)	(51)
Other	26	(34)	18
Income tax expense	982	1,213	1,354
Net cash payments for income taxes	$ 353	$ 822	$ 776